Offerings	Nov. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Notes due 2035
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,230,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,993.66
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File Nos. 333-291328 and 333-291328-01) of CF Industries Holdings, Inc. ("CF Holdings") and CF Industries, Inc. ("CF Industries"), which was filed on November 6, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.300% Notes due 2035
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File Nos. 333-291328 and 333-291328-01) of CF Holdings and CF Industries, which was filed on November 6, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. CF Holdings has fully and unconditionally guaranteed the 5.300% Notes due 2035 issued by CF Industries. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.